Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments
2012	$ 1,365,000
2013	1,108,000
2014	629,000
2015	651,000
2016	464,000
Total future minimum lease payments	4,217,000
Rent expenses	927,000	537,000	424,000
Letter of Credit
Outstanding letter of credit	$ 36,000	$ 54,000